Net defined benefit assets (liability) - Summary of Reconciliation of Net Employee Defined Benefit Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	$ 504	$ (7,670)	$ (14,332)
Current service cost	(2,725)	(2,860)	(3,272)
Interest (cost) income	(74)	(250)	(249)
Past service cost	(13)	(16)	(191)
Curtailment / Settlement			0
Return on plan assets	(251)	172	416
Experience gain (loss)	80	(3,959)	602
Actuarial changes arising from changes in financial assumptions	2,295	10,874	4,411
Employer contributions	4,572	3,911	2,565
Benefits paid	970	325	520
Adjustments			2,422
Others	(12)	(23)	(562)
Ending balance	5,346	504	(7,670)
Defined benefit obligation
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(30,332)	(34,593)	(39,466)
Current service cost	(2,725)	(2,860)	(3,272)
Interest (cost) income	(1,715)	(972)	(721)
Past service cost	(13)	(16)	(191)
Curtailment / Settlement			0
Return on plan assets	0	0	0
Experience gain (loss)	80	(3,959)	602
Actuarial changes arising from changes in financial assumptions	2,295	10,874	4,411
Employer contributions	0	0	0
Benefits paid	970	1,194	1,622
Adjustments			2,422
Others	0	0	0
Ending balance	(31,440)	(30,332)	(34,593)
Fair value of assets
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	31,197	27,413	25,783
Current service cost	0	0	0
Interest (cost) income	1,641	722	472
Past service cost	0	0	0
Curtailment / Settlement			0
Return on plan assets	(251)	172	416
Experience gain (loss)	0	0	0
Actuarial changes arising from changes in financial assumptions	0	0	0
Employer contributions	4,572	3,911	2,565
Benefits paid	0	(869)	(1,102)
Adjustments			0
Others	0	(152)	(721)
Ending balance	37,159	31,197	27,413
Other employee benefits liability
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(361)	(490)	(649)
Current service cost	0	0	0
Interest (cost) income	0	0	0
Past service cost	0	0	0
Curtailment / Settlement			0
Return on plan assets			0
Experience gain (loss)	0	0	0
Actuarial changes arising from changes in financial assumptions	0	0	0
Employer contributions	0	0	0
Benefits paid	0	0	0
Adjustments			0
Others	(12)	129	159
Ending balance	$ (373)	$ (361)	$ (490)